Schedule of Financial Instruments Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)				$ 16,950	$ 13,968	$ 15,510
Forward purchase Derivative liability	8,084	$ 8,104	9,692
Fair Value, Recurring [Member]
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)						6,524
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)						8,986
Warrant Liability	72		121			945
Forward purchase Derivative liability	8,084		9,692
Liabilities	8,156		9,813			16,455
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)
Warrant Liability
Forward purchase Derivative liability
Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)
Warrant Liability
Forward purchase Derivative liability
Liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)						6,524
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)						8,986
Warrant Liability	72		121			945
Forward purchase Derivative liability	8,084		9,692
Liabilities	$ 8,156		$ 9,813			$ 16,455